Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

32 Income taxes

(€ million)	2020	2019	2018
Current taxes:
- Italian subsidiaries	199	347	301
- subsidiaries of the Exploration & Production segment - outside Italy	1,517	4,729	4,906
- other subsidiaries - outside Italy	84	152	163
	1,800	5,228	5,370
Net deferred taxes:
- Italian subsidiaries	672	599	130
- subsidiaries of the Exploration & Production segment - outside Italy	73	(172)	497
- other subsidiaries - outside Italy	105	(64)	(27)
	850	363	600
	2,650	5,591	5,970

Current income taxes payable by Italian subsidiaries referred to foreign taxes for €169 million.

The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of  24% (same amount in 2019 and 2018) and the effective tax charge is the following:

(€ million)	2020	2019	2018
Profit (loss) before taxation	(5,978)	5,746	10,107
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	(1,435)	1,379	2,426
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	1,980	2,934	3,096
- impact pursuant to the write-down of deferred tax assets	1,785	938	261
- impact pursuant to foreign tax effects of italian entities	108	105	46
- Italian regional income tax (IRAP)	107	25	50
- effect due to the tax regime provided for intercompany dividends	96	65	47
- tax effects related to previous years	(30)	147	(24)
- other adjustments	39	(2)	68
	4,085	4,212	3,544
Effective tax charge	2,650	5,591	5,970

The higher tax charges at non-Italian subsidiaries related to the Exploration & Production segment for €1,777 million (€2,934 million and €3,014 million in 2019 and in 2018, respectively).

In 2020, the Group incurred income taxes, despite a pre-tax loss of €5,978 million, due to the economic crisis caused by the COVID-19 having an enduring impact on the hydrocarbons demand and by the revision of the long-term prices and of future cash flows in Eni's activities. The lower projections of future taxable income had two impacts: the recognition of tax charges due to a write-down of deferred tax assets and a reduced capacity to recognize deferred taxes on the losses of the period.